Earnings Per Share	6 Months Ended
Jun. 30, 2015
Earnings Per Share [Abstract]
Earnings Per Share

Note 4. Earnings Per Share

The Company calculates earnings per share under ASC 260, Earnings Per Share. Basic earnings per share exclude dilution and are computed by dividing income available to common shareholders by the weighted average common shares outstanding during the period. Diluted earnings per share takes into account the potential dilution that could occur if securities or other contracts to issue common stock were exercised and converted into common stock.

The following tables show the Company’s earnings per share for the periods presented:

	For the three months ended
	June 30, 2015
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings (loss) per share from continuing operations
Net income (loss) available to common shareholders	$ (2,499)	37,758,249	$ (0.07)
Effect of dilutive securities
Common stock options	-	-	-
Diluted income (loss) per share
Net income (loss) available to common shareholders	$ (2,499)	37,758,249	$ (0.07)

	For the three months ended
	June 30, 2015
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings (loss) per share from discontinued operations
Net income (loss) available to common shareholders	$ 2,673	37,758,249	$ 0.07
Effect of dilutive securities
Common stock options	-	394,894	-
Diluted earnings (loss) per share
Net income (loss) available to common shareholders	$ 2,673	38,153,143	$ 0.07

	For the three months ended
	June 30, 2015
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings (loss) per share
Net income (loss) available to common shareholders	$ 174	37,758,249	$ 0.00
Effect of dilutive securities
Common stock options	-	394,894	-
Diluted earnings (loss) per share
Net income (loss) available to common shareholders	$ 174	38,153,143	$ 0.00

Stock options for 877,000 shares, exercisable at prices between $9.82 and $25.43 per share, were outstanding at June 30, 2015, but were not included in the dilutive shares because the exercise price per share was greater than the average market price.

	For the six months ended
	June 30, 2015
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings (loss) per share from continuing operations
Net income (loss) available to common shareholders	$ (4,306)	37,751,969	$ (0.11)
Effect of dilutive securities
Common stock options	-	-	-
Diluted earnings (loss)per share
Net income available (loss) to common shareholders	$ (4,306)	37,751,969	$ (0.11)

	For the six months ended
	June 30, 2015
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic income (loss) per share from discontinued operations
Net income (loss) available to common shareholders	$ 4,694	37,751,969	$ 0.12
Effect of dilutive securities
Common stock options	-	894,248	-
Diluted income (loss) per share
Net income (loss) available to common shareholders	$ 4,694	38,646,217	$ 0.12

	For the six months ended
	June 30, 2015
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic income(loss) per share
Net income (loss) available to common shareholders	$ 388	37,751,969	$ 0.01
Effect of dilutive securities
Common stock options	-	-	-
Diluted income (loss) per share
Net income (loss) available to common shareholders	$ 388	37,751,969	$ 0.01

Stock options for 877,000 shares, exercisable at prices between $9.58 and $25.43 per share, were outstanding at June 30, 2015, but were not included in the dilutive shares because the exercise price per share was greater than the average market price.

	For the three months ended
	June 30, 2014
	(restated)
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings per share from continuing operations
Net income available to common shareholders	$ 1,652	37,706,491	$ 0.04
Effect of dilutive securities
Common stock options	-	560,183	-
Diluted earnings per share
Net income available to common shareholders	$ 1,652	38,266,674	$ 0.04

	For the three months ended
	June 30, 2014
	(restated)
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings per share from continuing operations
Net income available to common shareholders	$ 8,670	37,706,491	$ 0.23
Effect of dilutive securities
Common stock options	-	560,183	-
Diluted income per share
Net income available to common shareholders	$ 8,670	38,266,674	$ 0.23

	For the three months ended
	June 30, 2014
	(restated)
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings per share
Net income available to common shareholders	$ 10,322	37,706,491	$ 0.27
Effect of dilutive securities
Common stock options	-	560,183	-
Diluted earnings per share
Net income available to common shareholders	$ 10,322	38,266,674	$ 0.27

Stock options for 227,750 shares, exercisable at prices between $15.94 and $25.43 per share, were outstanding at June 30, 2014 but were not included in dilutive shares because the exercise price per share was greater than the average market price.

	For the six months ended
	June 30, 2014
	(restated)
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings per share from continuing operations
Net income available to common shareholders	$ 4,878	37,693,624	$ 0.13
Effect of dilutive securities
Common stock options	-	894,248	-
Diluted earnings per share
Net income available to common shareholders	$ 4,878	38,587,872	$ 0.13

	For the six months ended
	June 30, 2014
	(restated)
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings per share from discontinued operations
Net income available to common shareholders	$ 7,071	37,693,624	$ 0.19
Effect of dilutive securities
Common stock options	-	894,248	(0.01)
Diluted earnings per share
Net income available to common shareholders	$ 7,071	38,587,872	$ 0.18

	For the six months ended
	June 30, 2014
	(restated)
	Income	Shares	Per share
	(numerator)	(denominator)	amount

	(dollars in thousands except per share data)
Basic earnings per share
Net income available to common shareholders	$ 11,949	37,693,624	$ 0.32
Effect of dilutive securities
Common stock options	-	894,248	(0.01)
Diluted earnings per share
Net income available to common shareholders	$ 11,949	38,587,872	$ 0.31

Stock options for 3,000 shares, exercisable at prices between $20.98 and $25.43 per share, were outstanding at June 30, 2014 but were not included in dilutive shares because the exercise share price was greater than the average market price.